Information about financial instruments - Summary of Customers Representing Company's Total Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Accounts receivable	$ 4,809	$ 8,115	$ 8,494
Credit risk | Customer A | America
Disclosure of major customers [line items]
Percentage of entity's revenue	53.00%	0.00%	0.00%
Accounts receivable	$ 345,093	$ 0	$ 0
Credit risk | Customer B | China
Disclosure of major customers [line items]
Percentage of entity's revenue	15.00%	10.00%	10.00%
Accounts receivable	$ 1,351,560	$ 1,345,910	$ 0
Credit risk | Customer C | China
Disclosure of major customers [line items]
Percentage of entity's revenue	12.00%	56.00%	33.00%
Accounts receivable	$ 0	$ 3,411,000	$ 3,375,000
Credit risk | Customer D | Japan
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	16.00%	11.00%
Accounts receivable	$ 0	$ 18,000	$ 0
Credit risk | Customer E | Germany
Disclosure of major customers [line items]
Percentage of entity's revenue	1000.00%	10.00%	24.00%
Accounts receivable	$ 964,495	$ 0	$ 3,585,000
Credit risk | Customer F | America
Disclosure of major customers [line items]
Percentage of entity's revenue	0.00%	0.00%	14.00%
Accounts receivable	$ 0	$ 0	$ 0